Note 12 - Stockholders' Equity and Stock-based Compensation - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option [Member]
Risk-free interest rates	0.00%	2.78%	2.78%
Expected lives (in years) (Year)	0 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	0.00%	73.67%	73.67%
Stock Appreciation Rights (SARs) [Member]
Risk-free interest rates	0.70%	1.90%
Expected lives (in years) (Year)	5 years 3 months 21 days	5 years 3 months 21 days
Expected dividend yield	0.00%	0.00%
Expected volatility	94.70%	79.00%